ACCOUNTS RECEIVABLE (Schedule of Aging Accounts Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Current	$ 16,072,343	$ 11,940,237
1-3 months past due	5,698,759	5,058,887
4-6 months past due	2,059,362	4,139,377
7-12 months past due	2,774,243	6,119,995
greater than one year past due	7,525,253	3,190,519
Total accounts receivable	$ 34,129,960	$ 30,449,015